Consolidated Statement of Comprehensive Income / (Loss) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income / (loss)	€ 190	€ (31)	€ (4)
Items that will not be reclassified subsequently to the consolidated income statement
Remeasurement on post-employment benefit obligations	24	12	(20)
Income tax on remeasurement on post-employment benefit obligations	(6)	(8)	2
Items that may be reclassified subsequently to the consolidated income statement
Cash flow hedges	(25)	46	(27)
Net investment hedges	(4)
Income tax on hedges	8	(15)	9
Currency translation differences	10	(20)	6
Other comprehensive income / (loss)	7	15	(30)
Total comprehensive income / (loss)	197	(16)	(34)
Attributable to:
Equity holders of Constellium	195	(15)	(34)
Non-controlling interests	2	(1)
Total comprehensive income / (loss)	€ 197	€ (16)	€ (34)